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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dinsmore Capital Management Co.
Address: 65 Madison Avenue
         Suite 550
         Morristown, New Jersey 07960

Form 13F File Number: 28-05466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary I. Levine
Title: Chief Financial Officer
Phone: (973) 631-1177

Signature, Place, and Date of Signing:


/s/ Gary I. Levine   Morristown, New Jersey   October 12, 2009
------------------   ----------------------   ----------------
   [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:           82
Form 13F Information Table Value Total:     $172,302
                                          (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc. f CONV             000886AB7     3030  3800000 PRN      Sole                  3800000
Alliant Techsystems Inc. cv. s CONV             018804AM6     2057  2000000 PRN      Sole                  2000000
Amerivon Holdings LLC Conv Pro CONV             952939        1500  3000000 PRN      Sole                  3000000
Anixter International, Inc. sr CONV             035290AJ4     2028  2250000 PRN      Sole                  2250000
Anixter International, Inc. sr CONV             035290AH8      451   500000 PRN      Sole                   500000
Blackboard Inc. cv. sr. notes  CONV             091935AA4     4449  4500000 PRN      Sole                  4500000
Central European Distribution  CONV             153435AA0     2261  2700000 PRN      Sole                  2700000
Cephalon Inc. cv. sr. sub. not CONV             156708AR0     2112  2000000 PRN      Sole                  2000000
Chattem, Inc. cv. sr. notes    CONV             162456AR8      633   615000 PRN      Sole                   615000
Chattem, Inc. cv. sr. notes 14 CONV             162456AQ0     2575  2500000 PRN      Sole                  2500000
China Medical Technologies, In CONV             169483AC8     2262  3500000 PRN      Sole                  3500000
Coinstar, Inc. cv. sr. notes   CONV             19259PAF9     1091  1000000 PRN      Sole                  1000000
CommScope, Inc. sr. sub. cv. n CONV             203372AG2     1297  1000000 PRN      Sole                  1000000
Comtech Telecommunications Cor CONV             205826AE0     2235  2000000 PRN      Sole                  2000000
Covanta Holding Corp. sr. cv.  CONV             22282EAA0     3352  3750000 PRN      Sole                  3750000
EMC Corp. cv. sr. notes        CONV             268648AM4     1236  1000000 PRN      Sole                  1000000
EMC Corp. cv. sr. notes 144A   CONV             268648AL6     1236  1000000 PRN      Sole                  1000000
Endo Pharmacueticals Holdings, CONV             29264FAA4     2921  3000000 PRN      Sole                  3000000
Equinix, Inc. cv. sub. notes   CONV             29444UAF3     4953  4700000 PRN      Sole                  4700000
Euronet Worldwide, Inc. cv deb CONV             298736AF6     2359  2500000 PRN      Sole                  2500000
Euronet Worldwide, Inc. cv deb CONV             298736AE9     1887  2000000 PRN      Sole                  2000000
ExpressJet Holdings, Inc. cv.  CONV             30218UAB4     1547  1700000 PRN      Sole                  1700000
GSI Commerce, Inc. cv. sr. not CONV             36238GAD4      892  1000000 PRN      Sole                  1000000
GSI Commerce, Inc. cv. sr. not CONV             36238GAC6     1785  2000000 PRN      Sole                  2000000
General Cable Corp. cv. sr. no CONV             369300AK4      860  1000000 PRN      Sole                  1000000
General Cable Corp. sr. cv. no CONV             369300AJ7     1720  2000000 PRN      Sole                  2000000
Goldcorp Inc. cv. sr. notes 14 CONV             380956AA0     2277  2000000 PRN      Sole                  2000000
Goodrich Petroleum Corp. cv.sr CONV             382410AC2     2127  2000000 PRN      Sole                  2000000
Greatbatch, Inc. cv. sub. deb. CONV             39153LAB2     2685  3000000 PRN      Sole                  3000000
Intel Corp. jr. sub. cv. deb.  CONV             458140AF7     1074  1000000 PRN      Sole                  1000000
Intel Corp. jr. sub. cv. deb.  CONV             458140AC4     2692  3000000 PRN      Sole                  3000000
Jaguar Mining, Inc. cv. sr. no CONV             47009MAG8     1920  2000000 PRN      Sole                  2000000
JetBlue Airways Corp. cv. deb. CONV             477143AC5     1987  2000000 PRN      Sole                  2000000
Kinetic Concepts, Inc. cv. sr. CONV             49460WAF6     3905  4000000 PRN      Sole                  4000000
LSB Industries, Inc. cv. sr. s CONV             502160AG9     4662  5000000 PRN      Sole                  5000000
Lehman Brothers Holdings, Inc. CONV             524908PL8      300  3000000 PRN      Sole                  3000000
McMoRan Exploration Co. cv. sr CONV             582411AE4     2927  3177000 PRN      Sole                  3177000
Merrill Lynch & Co. Inc. 5.4%  CONV             59018FDP4     2067  4000000 PRN      Sole                  4000000
Millipore Corp. cv. sr. notes  CONV             601073AD1     3657  3500000 PRN      Sole                  3500000
Morgans Hotel Group sr. sub. c CONV             61748WAA6     1247  2000000 PRN      Sole                  2000000
Mylan Laboratories Inc. sr. cv CONV             628530AG2      984  1000000 PRN      Sole                  1000000
Mylan, Inc. cash cv. notes 144 CONV             628530AH0     2792  2000000 PRN      Sole                  2000000
NETAPP, Inc. sr. cv. notes     CONV             64110DAB0     3262  3000000 PRN      Sole                  3000000
NII Holdings, Inc. cv. notes   CONV             62913FAF9     3452  3500000 PRN      Sole                  3500000
Nuance Communications, Inc. cv CONV             67020YAB6     1066  1000000 PRN      Sole                  1000000
Oil States International, Inc. CONV             678026AB1     2765  2150000 PRN      Sole                  2150000
Oil States International, Inc. CONV             678026AA3     1286  1000000 PRN      Sole                  1000000
Old Republic International cv. CONV             680223AF1     3712  3000000 PRN      Sole                  3000000
Omnicare, Inc. cv. sr. deb. {7 CONV             681904AL2     1043  1350000 PRN      Sole                  1350000
Onyx Pharmaceuticals, Inc. cv. CONV             683399AB5     1066  1000000 PRN      Sole                  1000000
Regis Corp. cv. sr. notes      CONV             758932AA5     1864  1500000 PRN      Sole                  1500000
Richardson Electronics, Ltd. c CONV             763165AG2     1790  2000000 PRN      Sole                  2000000
SAVVIS, Inc. cv. sr. notes     CONV             805423AA8     3480  4000000 PRN      Sole                  4000000
SBA Communications Corp. cv. s CONV             78388JAN6      929  1000000 PRN      Sole                  1000000
SBA Communications Corp. cv. s CONV             78388JAL0     1117  1000000 PRN      Sole                  1000000
SonoSite Inc. cv sr notes      CONV             83568GAA2     2180  2250000 PRN      Sole                  2250000
SunPower Corp. sr. cv. deb.    CONV             867652AA7     2647  3000000 PRN      Sole                  3000000
Sybase, Inc. cv. sr. notes 144 CONV             871130AC4     3356  3000000 PRN      Sole                  3000000
Teva Pharm. Finance Co. B.V. c CONV             88165FAA0     3521  3000000 PRN      Sole                  3000000
The Great Atlantic & Pacific T CONV             390064AJ2     1307  1365000 PRN      Sole                  1365000
The Great Atlantic & Pacific T CONV             390064AK9     1223  1400000 PRN      Sole                  1400000
Trina Solar Ltd. cv. sr. notes CONV             89628EAA2     1712  1500000 PRN      Sole                  1500000
Verenium Corp. cv. sr. secured CONV             92340PAB6      608   674000 PRN      Sole                   674000
ATP Oil & Gas Corp. cv. perp.  PFD CV           00208J702     1491    15000 SH       Sole                    15000
Bank of America Corp. 7.25% no PFD CV           060505682     1700     2000 SH       Sole                     2000
Bunge Limited 4.875% cum. cv.  PFD CV           G16962204     2172    25000 SH       Sole                    25000
Celanese Corp. 4.25% cv. perp. PFD CV           150870202     2615    80000 SH       Sole                    80000
Chesapeake Energy 4.5% cum. cv PFD CV           165167842     3559    42720 SH       Sole                    42720
SovereignCapitalTrust IV 4.375 PFD CV           846048205      854    28000 SH       Sole                    28000
Wells Fargo 7.5% srs L perp cv PFD CV           949746804     3572     4000 SH       Sole                     4000
Whiting Petroleum Corp. perp.  PFD CV           966387201     3019    20000 SH       Sole                    20000
Freeport-McMoRan 6.75% mand. c PFD CV           35671D782     3832    37200 SH       Sole                    37200
Great Plains Energy eq. units  PFD CV           911648038     2536    40000 SH       Sole                    40000
LehmanBro. Hldgs. 6% exchnote  PFD CV           52522L350      250   100000 SH       Sole                   100000
Schering-Plough Corp. 6% mand. PFD CV           806605705     2427    10000 SH       Sole                    10000
Vale Cap Ltd 5.5% mand. cv. no PFD CV           91912C208     2761    60000 SH       Sole                    60000
Vale Cap Ltd 5.5% mand. cv. no PFD CV           91912C307      961    20000 SH       Sole                    20000
AT&T Inc. common stock         COM              00206R102     1486    55000 SH       Sole                    55000
Bristow Group Inc. common stoc COM              110394103      461    15540 SH       Sole                    15540
Johnson & Johnson common stock COM              478160104     1248    20500 SH       Sole                    20500
NY Community Bancorp, Inc. com COM              649445103     2284   200000 SH       Sole                   200000
The Walt Disney Company common COM              254687106     1648    60000 SH       Sole                    60000
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